SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES	12 Months Ended
Aug. 31, 2022
Disclosure of accounting judgements and estimates [Abstract]
SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES [Text Block]

3. SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES

The preparation of the financial statements in conformity with IFRS requires the use of judgments and estimates that affect the amount reported and disclosed in the consolidated financial statements and related notes. These judgments and estimates are based on management's best knowledge of the relevant facts and circumstances, having regard to previous experience, but actual results may differ materially from the amounts included in the financial statements. Information about such judgments and estimation is contained in the accounting policies and notes to the financial statements, and the key areas are summarized below.

Areas of judgment and key sources of estimation uncertainty that have the most significant effect on the amounts recognized in these consolidated financial statements are:

  Determination of ore reserves and mineral resource estimates
  Determination of Commercial Viability and Technical Feasibility of the Waterberg Project
  Assumption of control of Mnombo for accounting purposes

Each of these judgments and estimates is considered in their respective notes or in more detail below.

Determination of ore reserve and mineral resource estimates

The Company estimates its ore reserves and mineral resources based on information compiled by Qualified Persons as defined by National Instrument 43-101 - Standards of Disclosure for Mineral Projects ("NI 43-101"). The Company relied upon these estimates when assessing impairment upon the transfer of assets from capitalized exploration costs to development costs. There are numerous uncertainties inherent in estimating ore reserves, and assumptions that are valid at the time of estimation and they may change significantly when new information becomes available. Changes in the forecast prices of commodities, exchange rates, production costs or recovery rates may change the economic status of reserves and may, ultimately, result in reserves being restated.

Assumption of control of Mnombo and Waterberg JV Co. for accounting purposes

The Company has judged that it controls Mnombo for accounting purposes as it owns 49.9% of the outstanding shares of Mnombo and has contributed all material capital to Mnombo since acquiring its 49.9% share. Currently there are no other sources of funding known to be available to Mnombo. If in the future Mnombo is not deemed to be controlled by the Company, the assets and liabilities of Mnombo would be derecognized at their carrying amounts. Amounts recognized in other comprehensive income would be transferred directly to retained earnings. If a retained interest remained after the loss of control it would be recognized at its fair value on the date of loss of control. Although the Company controls Mnombo for accounting purposes, it does not have omnipotent knowledge of Mnombo's other shareholders activities. Mnombo's 50.1% shareholders are historically disadvantaged South Africans. The Company also determined that it controls Waterberg JV Co. given its control over Mnombo as well as its power over the investee.

Assessment of impairment indicators for mineral properties and exploration and evaluation assets

The Company applies judgement to assess whether there are impairment indicators present that give rise to the requirement to conduct an impairment test. Events or changes in circumstances that could trigger an impairment test include; (i) significant adverse changes in the business climate including changes in forecasted future metal prices; (ii) significant changes in the extent or manner in which the asset is being used or its physical condition including significant decreases in mineral reserves; and (iii) significant decreases in the market price of the assets.